Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Information about Subsidiaries, and Whether These Are Held Directly or Indirectly, and Other Related Undertakings

Information about the Company’s subsidiaries, and whether these are held directly or indirectly, and other related undertakings (all of which are held indirectly), at December 31, 2017, is set out in Exhibit 8.

	$ million
	Amounts due from subsidiaries		Amounts due to subsidiaries (see Note 5)
	2017	2016	2017	2016
Shell Petroleum	4,502	4,201	672	409
Shell Treasury Centre Limited	518	476	—	—
Shell Treasury Luxembourg Sarl	—	—	3,164	3,163
Other	2	3	23	21
Total	5,022	4,680	3,859	3,593